Related parties - Additional information (Details) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) USD ($) Options € / shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Related parties
Share-based payment expenses	€ 5,714	€ 5,521	€ 894
Equity share option 2017 (Equity settled)
Related parties
Number of share options granted in share-based payment arrangement | Options	805,308
Exercise price of share options | € / shares	€ 0.12
Supervisory board
Related parties
Share-based payment expenses	€ 704	0	0
Supervisory board | Supervisory board activities
Related parties
Payments for services	499	341	160
Member of the supervisory board | Corporate strategy services
Related parties
Payments for services	€ 152	0	0
Member of the supervisory board and an entity controlled by a member of the supervisory board | Services
Related parties
Payments for services		€ 64	€ 490
Key management personnel | Equity share option 2017 (Equity settled)
Related parties
Number of share options granted in share-based payment arrangement | $	440,475
Lock up period	6 years
Pension commitments for members of the management board	€ 0
Exercise price of share options | € / shares	€ 0.12